Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
24.	COMMITMENTS AND CONTINGENCIES

Executives/directors agreements

The Company has several employment agreements with executives and directors with the latest expiring in August 2025. All agreements provide for automatic renewal options with varying terms of one year or three years unless terminated by either party. Future payments for employment agreements as of June 30, 2023, are as follows:

Amount
Twelve months ending June 30:
2024	$875,472
2025	740,000
2026	118,333
Total minimum payment required	$1,733,805

Contracted expenditure commitments

The Company’s contracted expenditures commitments as of June 30, 2023 but not provided in the interim condensed consolidated financial statements are as follows:

		Payments Due by Period
			Less than	1-3	4-5	More than
Contractual Obligations	Nature	Total	1 year	years	years	5 years
Service fee commitments	(a)	$56,644	$56,644	$-	$-	$-
Operating lease commitments	(b)	3,589,243	1,924,149	1,645,840	19,254	-
Purchase commitments	(c)	3,106,786	3,106,786	-	-	-
		$6,752,673	$5,087,579	$1,645,840	$19,254	$-

(a)	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which expired in August 2023. In August, 2023, the Company renewed the service agreement with Stander for 2 years.

(b)	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.

(c)	AI Hong Kong entered into various purchase agreements with Shenzhen Intelligent Guardforce Robot Technology Co., Limited and Shenzhen Kewei Robot Technology Co., Ltd. to establish mutual contractual obligations for future purchases of robots. These agreements do not contain the scheduled delivery dates. As of the date of filing, the Company does not intend to execute these agreements until the robot inventories on hand are being sold.

Bank guarantees

As of June 30, 2023, the Company had commitments with banks for bank guarantees in favor of government agencies and others of approximately $3,700,000.

Litigation

As of the date of filing, the Company is a defendant in various labor-related lawsuits totaling approximately $400,593. Management believes sufficient provision has been made for these liabilities in this interim condensed consolidated financial statements.